Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital management information	It is reconciled to the nearest measure determined in accordance with IFRS, cash flow from operating activities, as set forth below.

	Years Ended December 31
	2020	2019
Cash flow from operating activities	$353,096	$834,939
Change in non-cash working capital	(48,758)	52,070
Asset retirement obligations settled	7,168	15,417
Adjusted funds flow	$311,506	$902,426
The computation of net debt is set forth below.

	December 31, 2020	December 31, 2019
Credit facilities - principal	$651,173	$506,471
Long-term notes - principal	1,147,950	1,337,200
Trade and other payables	155,955	207,454
Cash	—	(5,572)
Trade and other receivables	(107,477)	(173,762)
Net debt	$1,847,601	$1,871,791